TAXATION - Reconciliation of the statutory tax rate (Details) - USD ($)	3 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
TAXATION
Earnings before income tax-rate	$ (2,249,424)	$ 8,924,643
Income tax expense by applying tax rate in force in the respective countries	(1,721,853)	(5,739,069)
Share of profit or loss of subsidiaries, joint ventures and associates	530,177	313,280
Stock options charge	(1,226,796)	(57,818)
Non-deductible expenses	(383,074)	(805,883)
Unrecognized deferred tax		(895,896)
Tax inflation adjustment	4,826,023	1,822,594
Result of inflation effect on monetary items and other finance results	(2,352,623)	213,857
Others	(100,894)	136,292
Income tax expenses	$ (429,040)	$ (5,012,643)